RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - NARRATIVE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	$ 42,154	$ 26,801
Total assets | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	(42,200)	(26,800)
Total debt | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred debt issuance costs	$ 42,200	$ 26,800